Segment Reporting - Schedule of Significant Expense Categories Regularly Reviewed by the CODM (Details) - CODM [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Significant Expense Categories Regularly Reviewed by the CODM [Line Items]
Net revenues		$ 241	$ 225
Costs and operating expenses:
Cost of goods sold		874	742
Research and development		12,486	10,179
Sales and marketing		1,220	1,734
General and administrative		7,931	6,826
Total costs and operating expenses		22,511	19,481
Operating loss		(22,270)	(19,256)
Other income (expense):
Other segment items	[1]	127	(697)
Interest expense, related party		(1,590)	(816)
Other income (expense), net		(23)	(26)
Total other income (expense), net		(1,486)	(1,539)
Net loss		$ (23,756)	$ (20,795)

[1]	Other segment items include the change in fair value of forward purchase agreement put option liability, change in fair value of forward purchase agreement warrant liability, change in fair value of forward purchase agreement warrant liability due to extension, loss on offering and change in fair value of private warrant liability, and change in fair value of publicly traded warrant liability.